Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
BORROWINGS
16	BORROWINGS

			2020	2019
	Interest rate	Maturity	USD	USD

Non-current
Bonds	8.5%	2025	180,014,715	-
Term loan (1)	6 month EIBOR + 4% margin [minimum 5%]		-	68,271,743
Term loan (2)	3 month EIBOR + 4% margin [minimum 5%]		-	5,889,207

			180,014,715	74,160,950

Current
Bonds	8.5%		7,000,000	-
Term loan (1)	6 month EIBOR + 4% margin [minimum 5%]		-	10,135,939
Term loan (2)	3 month EIBOR + 4% margin [minimum 5%]		-	2,138,248
Promissory notes			-	2,265,000

			7,000,000	14,539,187

Bonds

	Coupon	Effective
	rate	interest rate	Maturity	2020	2019
	%	%	date	USD	USD

USD 200,000,000 bond net of transaction costs	8.5%	10.57%	September 2025	187,014,715	-

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. An amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. At 31 December 2020, management has assessed the value of the call option to be immaterial.

The bonds are secured by:

(i)	pledge over all the existing and future shares of BPGIC FZE;

(ii)	assignment of rights and pledge over the balance in the Earnings account;

(iii)	pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv)	pledge over moveable assets of BPGIC FZE and its subsidiaries;\

(v)	security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi)	security assignment over insurance contracts for phase I terminal, phase II terminal and admin building;

(vii)	security assignment over group and intercompany loans; and

(viii)	corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter-company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds:

(i)	Minimum Liquidity: BPGIC to maintain $8.5 million in the Liquidity account;

(ii)	Leverage Ratio: BPGIC and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and

(iii)	Working Capital: BPGIC and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Group to comply with the following financial covenant:

(i)	Brooge Energy Limited to maintain a minimum equity ratio of 25%.

As of 31 December 2020, BPGIC FZE and the Group was in compliance with its commitments under the bond agreement.

Term loan 1

In 2014, the Group obtained term loan facility (1) amounting to USD 84,595,154 (AED 310,718,000) from a commercial bank in the UAE to partially finance the construction of phase 1 (14 oil storage tanks in Fujairah). The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and was stated net of prepaid finance cost of USD 499,158. The interest was due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

In 2018, the Group entered into an agreement to amend term loan facility (1). As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan carried interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously. As of 31 December 2018, the Group had not paid USD 3.7 million of principal and accrued interest that was due under the Phase I Financing Facilities. Also, as of 31 December 2018, the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Phase I Financing Facilities. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans. Accordingly, as of 31 December 2018, the Group classified its debt balance of $94.8 million as a current liability.

On 10 September 2019, the Group entered into an agreement with the bank to again amend term loan facility (1). The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.

On 30 December 2019, the Group entered into an amendment for term loan facility (1). The loan was payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 6,612,194, which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064. At 31 December 2019, the Group’s current liabilities exceeded its current assets by USD 72.7 million. Subsequent to the year end, the Group defaulted on its commitments under its term loans and the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Group’s loan agreements. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans.

On 15 June 2020, the Group entered into another amendment for term loan facility (1). The new payment terms comprised of 46 instalments starting 30 June 2020 with final maturity on 31 July 2030. The loan carried interest at 6 month EIBOR + 4% [minimum 5%] per annum to be further enhanced to 6 month EIBOR + 4.5% [minimum 5%] per annum starting from January 2021, compared to interest at 3 month EIBOR + 3% per annum previously. An amendment fee of USD 136,128 was paid.

In November 2020, the Group fully settled the term loan facility (1) using the proceeds of the Bond issue. The Group paid USD 74,082,548 in final settlement in addition to repayments of USD 4,824,291 during the year. The final settlement amount included USD USD 559,637 as a prepayment penalty.

Term loan 2

During 2017, the Group obtained an additional term loan facility (2) of USD 11,108,086 (AED 40,800,000) from a commercial bank in the UAE for the construction of an administrative building in Fujairah. The loan was repayable in 20 quarterly instalments starting after a six months grace period commencing in April 2017 and was stated net of prepaid finance cost of USD 58,578. The interest was due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

During the year 2018, the Group entered into an agreement to amend term loan facility (2). The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023. The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously. Term loan (2) was not amended as part of the 10 September 2019 and 30 December 2019 agreements to amend loan (1). In 2019, the Group repaid all instalments due in accordance with the repayment schedule.

On 15 June 2020, the Group entered into another amendment by revoking the previous amendment for term loan facility (2). The loan was payable in 16 instalments starting 30 June 2020 with final maturity on 31 July 2030. The loan carried interest at 3 month EIBOR + 4% [minimum 5%] per annum to be further enhanced to 3 month EIBOR + 4.5% [minimum 5%] per annum starting from January 2021 as compared to interest at 3 month EIBOR + 3% per annum previously.

In November 2020, the Group fully settled the term loan facility (2) using the proceeds of the Bond issue. The Group paid USD 7,546,964 in final settlement in addition to repayments of USD 539,069 during the year. The final settlement amount included USD 147,006 as a prepayment penalty.

The term loans 1 and 2 were secured by a mortgage on the tanks and the office/administration building, step-in right to the leased land and assignment of insurance policies. The security was released upon the settlement of loans.

Term loan 4

In 2018, the Group obtained a facility from a commercial bank in the UAE amounting to USD 95,290,000 (AED 350,000,000) to finance the construction of phase 2. The facility carried interest at 3 month EIBOR + 3% margin and was repayable in 17 bi-annual instalments commencing 6 months after the date of completion of phase 2.

The Group did not make any drawdowns on the term loan facility (4). In 2020, the Group has cancelled the facility subsequent to the issuance of the bonds.

The borrowings are repayable as follows:

	2020	2019
	USD	USD

Payable within 1 year	7,000,000	14,541,774
Payable within 1 and 2 years	14,000,000	9,216,973
Payable within 2 and 5 years	179,000,000	24,948,779
Payable after 5 years	-	40,550,347
	200,000,000	89,257,873

Promissory notes

Pursuant to the Business Combination Agreement, in 2019, Twelve Seas, Early Bird Capital (EBC), and the Company entered into the Business Combination Marketing Agreement Fee Amendment (the “BCMA Fee Amendment”) whereby the Company became party to the Business Combination Marketing Agreement solely with respect to the provision relating to EBC’s fees and EBC’s fees were amended. Pursuant to the Business Combination Marketing Agreement, as amended by the BCMA Fee Amendment, EBC received as full payment for any and all fees under the Business Combination Marketing Agreement, a cash fee equal to USD 3,000,000 and a USD 1,500,000 million non-interest bearing promissory note of the Company due and payable on the earlier of (i) the first anniversary of the Closing and (ii) the consummation by the Company of a follow-on securities offering. In case of default, the promissory note would bear interest at the rate of 10% per annum.

There was an additional promissory note of USD 765,000 that was issued by Twelve Seas prior to the transaction payable to Twelve Seas sponsors which was included in the net assets contributed by Twelve Seas as part of the transaction, further details disclosed in note 25.

The Group has fully settled the promissory notes during the year.

Changes in liabilities arising from borrowings and leases are as follows:

	1 January	Cash flows	Other*	31 December
	USD	USD	USD	USD

2020

Lease liability
Current	2,154,878	(786,416)	8,426,596	9,795,058
Non-current	28,624,259	-	50,665,248	79,289,507

Total	30,779,137	(786,416)	59,091,844	89,084,565

Borrowings
Current	14,539,187	(14,539,187)	7,000,000	7,000,000
Non-current	74,160,950	111,839,050	(5,985,285)	180,014,715

Total	88,700,137	97,299,863	1,014,715	187,014,715

2019

Lease liability
Current	2,112,624	(2,313,323)	2,355,577	2,154,878
Non-current	28,108,801	-	515,458	28,624,259

Total	30,221,425	(2,313,323)	2,871,035	30,779,137

Borrowings
Current	94,792,088	(8,435,416)	(71,817,485)	14,539,187
Non-current	-	-	74,160,950	74,160,950

Total	94,792,088	(8,435,416)	2,343,465	88,700,137

*The ‘Other’ column includes the effect of amortization of prepaid finance costs on borrowings, promissory notes and reclassification between current and non-current portion. In respect of leases, the ‘Other’ column includes unwinding of interest and reclassification between current and non-current portion.